Risk Management - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (2,370)	$ (2,110)
General fund equity investments	(1,170)	(1,450)
Total underlying sensitivity before hedging	(3,540)	(3,560)
Impact of macro and dynamic hedge assets	880	930
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,660)	(2,630)
Impact of reinsurance	1,470	1,170
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(1,190)	(1,460)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(1,460)	(1,310)
General fund equity investments	(770)	(920)
Total underlying sensitivity before hedging	(2,230)	(2,230)
Impact of macro and dynamic hedge assets	530	570
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(1,700)	(1,660)
Impact of reinsurance	900	740
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(800)	(920)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(670)	(610)
General fund equity investments	(390)	(420)
Total underlying sensitivity before hedging	(1,060)	(1,030)
Impact of macro and dynamic hedge assets	240	260
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(820)	(770)
Impact of reinsurance	420	350
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(400)	(420)
+10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	550	530
General fund equity investments	380	400
Total underlying sensitivity before hedging	930	930
Impact of macro and dynamic hedge assets	(190)	(220)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	740	710
Impact of reinsurance	(350)	(310)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	390	400
+20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,010	980
General fund equity investments	760	780
Total underlying sensitivity before hedging	1,770	1,760
Impact of macro and dynamic hedge assets	(340)	(400)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	1,430	1,360
Impact of reinsurance	(650)	(580)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	780	780
+30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,390	1,360
General fund equity investments	1,140	1,170
Total underlying sensitivity before hedging	2,530	2,530
Impact of macro and dynamic hedge assets	(460)	(540)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	2,070	1,990
Impact of reinsurance	(910)	(810)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$ 1,160	$ 1,180